UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2018

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

	Shares	Value
Common Stocks—98.2%
Consumer Discretionary—18.9%
Auto Components—1.4%
Visteon Corp.[1]	270,220	$34,923,233
Distributors—2.1%
Pool Corp.	336,530	50,984,295
Diversified Consumer Services—2.6%
Bright Horizons Family Solutions, Inc.[1]	433,928	44,486,299
Sotheby’s1	343,110	18,644,597
		63,130,896
Hotels, Restaurants & Leisure—6.1%
BJ’s Restaurants, Inc.	220,470	13,228,200
Boyd Gaming Corp.	875,970	30,361,120
Choice Hotels International, Inc.	359,960	27,212,976
Penn National Gaming, Inc.[1]	665,590	22,357,168
Planet Fitness, Inc., Cl. A1	284,270	12,490,824
Shake Shack, Inc., Cl. A1	128,090	8,476,996
Texas Roadhouse, Inc., Cl. A	198,490	13,003,080
Vail Resorts, Inc.	33,890	9,292,299
Wingstop, Inc.	244,190	12,727,183
		149,149,846
Household Durables—1.3%
Roku, Inc., Cl. A1	247,340	10,541,631
TopBuild Corp.[1]	272,300	21,331,982
		31,873,613
Multiline Retail—2.0%
Ollie’s Bargain Outlet Holdings, Inc.[1]	668,380	48,457,550
Specialty Retail—2.3%
Burlington Stores, Inc.[1]	239,660	36,076,019
Children’s Place, Inc. (The)	166,640	20,130,112
		56,206,131
Textiles, Apparel & Luxury Goods—1.1%
Canada Goose Holdings, Inc.[1]	217,900	12,823,415

	Shares	Value
Textiles, Apparel & Luxury Goods (Continued)
G-III Apparel Group Ltd.[1]	283,040	$12,566,976
		25,390,391
Energy—1.7%
Oil, Gas & Consumable Fuels—1.7%
Centennial Resource Development, Inc., Cl. A1	629,900	11,375,994
Matador Resources Co.[1]	731,210	21,972,861
WildHorse Resource Development Corp.[1]	362,479	9,192,467
		42,541,322
Financials—9.1%
Capital Markets—2.7%
Evercore, Inc., Cl. A	115,160	12,143,622
Hamilton Lane, Inc., Cl. A	291,257	13,971,598
Interactive Brokers Group, Inc., Cl. A	95,070	6,123,459
LPL Financial Holdings, Inc.	521,320	34,167,313
		66,405,992
Commercial Banks—3.7%
FCB Financial Holdings, Inc., Cl. A1	207,080	12,176,304
Sterling Bancorp	594,460	13,969,810
Western Alliance Bancorp[1]	649,870	36,789,141
Wintrust Financial Corp.	300,380	26,148,079
		89,083,334
Consumer Finance—1.3%
Green Dot Corp., Cl. A1	437,273	32,091,465
Insurance—1.4%
Kinsale Capital Group, Inc.	240,961	13,219,120
Primerica, Inc.	195,050	19,426,980
		32,646,100
Health Care—23.5%
Biotechnology—4.1%
Agios Pharmaceuticals, Inc.[1]	152,200	12,819,806
Dyax Corp.[1,2,3]	214,640	2,146

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Exact Sciences Corp.[1]	192,820	$11,528,708
Ligand Pharmaceuticals, Inc.[1]	175,440	36,345,905
Loxo Oncology, Inc.[1]	35,620	6,179,358
Neurocrine Biosciences, Inc.[1]	126,930	12,469,603
Repligen Corp.[1]	415,733	19,556,080
		98,901,606
Health Care Equipment & Supplies—12.7%
AxoGen, Inc.[1]	191,712	9,633,528
Cantel Medical Corp.	342,833	33,721,054
Haemonetics Corp.[1]	178,400	15,998,912
ICU Medical, Inc.[1]	142,340	41,798,141
Inogen, Inc.[1]	153,310	28,566,252
Insulet Corp.[1]	459,210	39,354,297
Integra LifeSciences Holdings Corp.[1]	497,670	32,054,925
iRhythm Technologies, Inc.[1]	286,630	23,254,292
Merit Medical Systems, Inc.[1]	117,770	6,029,824
Neogen Corp.[1]	283,620	22,743,488
Penumbra, Inc.[1]	204,280	28,221,282
Quidel Corp.[1]	399,480	26,565,420
		307,941,415
Health Care Providers & Services—2.9%
AMN Healthcare Services, Inc.[1]	224,790	13,172,694
HealthEquity, Inc.[1]	404,800	30,400,480
Tivity Health, Inc.[1]	364,200	12,819,840
WellCare Health Plans, Inc.[1]	63,400	15,611,616
		72,004,630
Life Sciences Tools & Services—2.2%
Bio-Techne Corp.	124,900	18,478,955
PRA Health Sciences, Inc.[1]	367,694	34,327,912
		52,806,867
Pharmaceuticals—1.6%
Aerie Pharmaceuticals, Inc.[1]	265,680	17,946,684
Revance Therapeutics, Inc.[1]	209,580	5,752,971

	Shares	Value
Pharmaceuticals (Continued)
Supernus Pharmaceuticals, Inc.[1]	250,758	$15,007,866
		38,707,521
Industrials—16.1%
Aerospace & Defense—4.3%
BWX Technologies, Inc.	608,860	37,944,155
HEICO Corp.	568,225	41,440,650
Mercury Systems, Inc.[1]	675,553	25,711,547
		105,096,352
Air Freight & Couriers—0.7%
XPO Logistics, Inc.[1]	169,650	16,995,537
Building Products—2.0%
Lennox International, Inc.	129,600	25,939,440
Trex Co., Inc.[1]	369,240	23,110,732
		49,050,172
Commercial Services & Supplies—0.5%
Mobile Mini, Inc.	275,380	12,915,322
Construction & Engineering—2.8%
Dycom Industries, Inc.[1]	155,520	14,698,195
Granite Construction, Inc.	439,700	24,473,702
MasTec, Inc.[1]	558,653	28,351,640
		67,523,537
Machinery—2.2%
Chart Industries, Inc.[1]	189,420	11,683,426
ITT, Inc.	177,520	9,278,970
RBC Bearings, Inc.[1]	256,430	33,030,748
		53,993,144
Professional Services—1.0%
ASGN, Inc.[1]	224,252	17,534,264
Insperity, Inc.	64,750	6,167,437
		23,701,701
Road & Rail—0.6%
Werner Enterprises, Inc.	403,010	15,133,025
Trading Companies & Distributors—2.0%
SiteOne Landscape Supply, Inc.[1]	561,271	47,129,926

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	Shares	Value
Information Technology—26.0%
Electronic Equipment, Instruments, &
Components—2.0%
Littelfuse, Inc.	107,220	$24,465,460
Novanta, Inc.[1]	387,820	24,161,186
		48,626,646
Internet Software & Services—8.9%
2U, Inc.[1]	458,310	38,296,384
Coupa Software, Inc.[1]	244,430	15,213,323
Etsy, Inc.[1]	577,380	24,359,662
GrubHub, Inc.[1]	265,550	27,858,851
MongoDB, Inc., Cl. A1	342,430	16,994,801
New Relic, Inc.[1]	362,770	36,491,034
Okta, Inc., Cl. A1	106,979	5,388,532
Q2 Holdings, Inc.[1]	670,780	38,267,999
Trade Desk, Inc. (The), Cl. A1	140,674	13,195,221
		216,065,807
IT Services—0.6%
ManTech International Corp., Cl. A	262,400	14,075,136
Semiconductors & Semiconductor
Equipment—4.8%
Entegris, Inc.	706,770	23,959,503
MKS Instruments, Inc.	192,650	18,436,605
Monolithic Power Systems, Inc.	361,807	48,362,742
Silicon Laboratories, Inc.[1]	271,180	27,009,528
		117,768,378
Software—9.7%
Avalara, Inc.[1]	58,143	3,103,092
Blackline, Inc.[1]	663,130	28,799,736
Guidewire Software, Inc.[1]	403,440	35,817,403
HubSpot, Inc.[1]	281,101	35,250,065
Proofpoint, Inc.[1]	235,641	27,171,764
RealPage, Inc.[1]	529,490	29,174,899
RingCentral, Inc., Cl. A1	568,420	39,988,347
Varonis Systems, Inc.[1]	470,240	35,032,880
		234,338,186

	Shares	Value
Materials—2.9%
Chemicals—1.3%
Ingevity Corp.[1]	383,530	$31,012,236
Construction Materials—0.9%
Summit Materials, Inc., Cl. A1	819,407	21,509,434
Metals & Mining—0.7%
Allegheny Technologies, Inc.[1]	678,770	17,050,702
Total Common Stocks (Cost $1,688,783,188)		2,385,231,448

Investment Company—3.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.85%[4,5] (Cost $82,386,974)	82,386,974	82,386,974
Total Investments, at Value (Cost $1,771,170,162)	101.6%	2,467,618,422
Net Other Assets (Liabilities)	(1.6)	(39,738,086)
Net Assets	100.0%	$2,427,880,336

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STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security received as the result of issuer reorganization.

3. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2017	Gross Additions	Gross Reductions	Shares June 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	18,920,949	751,352,535	687,886,510	82,386,974

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$82,386,974	$450,071	$—	$ —

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NOTES TO STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

1. Organization

Oppenheimer Discovery Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes at period end based on valuation input level:

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2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$460,115,955	$—	$—	$460,115,955
Energy	42,541,322	—	—	42,541,322
Financials	220,226,891	—	—	220,226,891
Health Care	570,359,893	—	2,146	570,362,039
Industrials	391,538,716	—	—	391,538,716
Information Technology	630,874,153	—	—	630,874,153
Materials	69,572,372	—	—	69,572,372
Investment Company	82,386,974	—	—	82,386,974

Total Assets	$2,467,616,276	$—	$2,146	$2,467,618,422

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also

7      OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the

8      OPPENHEIMER DISCOVERY FUND

4. Market Risk Factors (Continued)

direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

9      OPPENHEIMER DISCOVERY FUND

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/17/2018